Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Derivative [Line Items]
Derivative instruments, gain (loss) recognized in income, et	$ 2,900,000	$ 3,000,000	$ 3,300,000
Minimum vesting period, in years (years)	4 years
Amount of gain (loss) reclassified from AOCI to Earnings (effective portion)	(10,100,000)
Minimum
Derivative [Line Items]
Minimum vesting period, in years (years)	1 year
Maximum
Derivative [Line Items]
Minimum vesting period, in years (years)	4 years
Darden stock units | Minimum
Derivative [Line Items]
Minimum vesting period, in years (years)	4 years
Common stock at forward contract rate (dollars per share)	$ 31.19
Darden stock units | Maximum
Derivative [Line Items]
Minimum vesting period, in years (years)	5 years
Common stock at forward contract rate (dollars per share)	$ 52.66
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan
Derivative [Line Items]
Forward contract indexed to issuer's equity, indexed shares (shares)	0.3
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan | Minimum
Derivative [Line Items]
Common stock at forward contract rate (dollars per share)	$ 46.17
Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan | Maximum
Derivative [Line Items]
Common stock at forward contract rate (dollars per share)	$ 51.95
4.500% senior notes due October 2021 | Senior Notes
Derivative [Line Items]
Face amount of debt	400,000,000
Interest rate of debt (percentage)	4.50%
Maturity date of debt	Oct. 01, 2021
6.2% due October 2017 | Senior Notes
Derivative [Line Items]
Face amount of debt	500,000,000
Interest rate of debt (percentage)	6.20%
Other Commodity Futures And Swap Contracts
Derivative [Line Items]
Derivative, maturity date	May 31, 2014
Foreign currency
Derivative [Line Items]
Contract expiration date	May 31, 2014
Interest rate swaps | Debt One | Senior Notes
Derivative [Line Items]
Notional amount of derivatives	$ 200,000,000
Forward Contracts | Darden stock units
Derivative [Line Items]
Contract expiration date	Aug. 01, 2018
Forward contract indexed to issuer's equity, indexed shares (shares)	1.2
Forward Contracts | Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan
Derivative [Line Items]
Investment maturity date, range start	May 31, 2015
Investment maturity date, range end	May 27, 2019